CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) [Parenthetical] (Aldagen Inc [Member], USD $)	10 Months Ended	12 Months Ended				10 Months Ended	12 Months Ended
	Dec. 31, 2000 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Series C Preferred Stock [Member]	Dec. 31, 2000 Series Preferred Stock [Member]	Dec. 31, 2001 Series Preferred Stock [Member]	Dec. 31, 2004 Series B Preferred Stock [Member]	Dec. 31, 2003 Series B Preferred Stock [Member]	Dec. 31, 2008 Series C-1 Preferred Stock [Member]
Par Value Of Stock Issued To Founders	$ 0.001
Par Value Of Stock Issued To Consultants	$ 0.001
Par Value Of Stock Issued Restricted Stock Award	$ 0.01
Par Value Of Stock Issued For Cash						$ 1.00	$ 1.00
Stock Issuance Costs				$ 95,705	$ 127,386	$ 24,971	$ 32,789	$ 16,993	$ 69,526	$ 39,611
Par Value Of Stock Options Exercised		$ 0.96	$ 0.49	$ 0.20